SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of impact of the change in reporting currency on the consolidated statement of income (loss) and the net assets/shareholders' equity on the Company's consolidated balance sheet

Year ended December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of income	USD		CDN
Revenues	$182,949	$(2,012)	$180,937
Income from continuing operations	59,196	(1,254)	57,942
Net income	155,797	(3,406)	152,391
Diluted earnings from continuing operations per Common or Class B Share	1.26	(0.03)	1.23

Year ended December 31, 2010	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of loss	USD		CDN
Revenues	$173,894	$5,228	$179,122
Income from continuing operations	66,541	1,862	68,403
Net loss	(52,704)	(162)	(52,866)
Diluted earnings from continuing operations per Common or Class B Share	1.42	0.05	1.47

As at December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated balance sheet	USD		CDN
Common Shares	$1,521,093	$598,422	$2,119,515
Contributed surplus	57,636	4,579	62,215
Deficit	(845,770)	(30,605)	(876,375)
Accumulated other comprehensive income (loss)	161,085	(557,200)	(396,115)

Total shareholders' equity	$894,044	$15,196	$909,240